Vessels, net (Tables)	12 Months Ended
Dec. 31, 2020
Property Plant and Equipment Net
Vessels Table
	Vessel Cost	Accumulated Depreciation	Net Book Value

Balance December 31, 2018	$1,167,909	$(220,532)	$947,377
Depreciation	—	(30,680)	(30,680)
Balance December 31, 2019	$1,167,909	$(251,212)	$916,697
Depreciation	—	(31,797)	(31,797)
Balance December 31, 2020	$1,167,909	$(283,009)	$884,900